John Deere Owner Trust 2013-B			EXHIBIT 99.2
Statement to Certificateholders

$257,000,000 Class A-1 0.25000% Asset Backed Notes due September 26, 2014
$227,000,000 Class A-2 0.55% Asset Backed Notes due January 15, 2016
$277,000,000 Class A-3 0.87% Asset Backed Notes due August 15, 2017
$87,613,000 Class A-4 1.39% Asset Backed Notes due December 16, 2019
$21,759,823 Asset Backed Certificates

Payment Date:			15-Aug-16

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$7,592,930.37
		per $1,000 original principal amount:	$27.41

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$7,592,930.37

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$13,159.02
		per $1,000 original principal amount:	$0.05

		(iv) Class A-4 Notes:	$101,485.06
		per $1,000 original principal amount:	$1.16

		(v) Total:	$114,644.08

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$119,906,914.06

	(b)	Note Value at end of related Collection Period:	$119,930,265.80

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

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	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$10,557,442.67
		(ii)	A-3 Note Pool Factor:	0.0381135

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,613,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$21,759,823.13
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$106,390.33
		(i)	per $1,000 original principal amount:	$0.12
	(b)	Amount of Servicing Fee earned:		$106,390.33
	(c)	Amount of Servicing Fee paid:		$106,390.33
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,879,661.00
	(ii)	Specified Reserve Account Balance:		$10,879,661.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$2,892,889.85
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		2.41%

(11)	(i)	Aggregate amount of net losses for the collection period:		($30,147.58)
	(ii)	Cumulative amount of net losses:		$2,390,923.26
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.27%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$41,053.45
		(ii)	% of Pool Balance:	0.03%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

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